MORTGAGE LOANS AND NOTES PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Mortgage Note Payable Due 2015 Secured by Note Receivable [Member] LIBOR [Member]	Dec. 31, 2012 Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member] Notes Receivable [Member] Unit	Mar. 12, 2013 Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member] Subsequent Event [Member] Notes Receivable [Member]	Dec. 31, 2012 Mortgage Loans and Notes Payable [Member]		Dec. 31, 2011 Mortgage Loans and Notes Payable [Member]		Dec. 31, 2012 Mortgage Loans Payable [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member]		Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Note Payable Due 2015 Secured by Note Receivable [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Note Payable Due 2015 Secured by Note Receivable [Member] United Kingdom [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] Mortgage Note Payable Due 2015 Secured by Note Receivable [Member] United Kingdom [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Note Payable Due 2015 Secured by Note Receivable [Member] United Kingdom [Member] LIBOR [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] 4.71% Mortgage Loan Payable Due 2020 Secured By Multi-Family Property [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] 4.71% Mortgage Loan Payable Due 2020 Secured By Multi-Family Property [Member] Western U.S. [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] 5.43% Mortgage Loan Payable Due 2020 Secured By Multi-Family Property [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] 5.43% Mortgage Loan Payable Due 2020 Secured By Multi-Family Property [Member] Western U.S. [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2017 Secured by Commercial Building [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2017 Secured by Commercial Building [Member] Western U.S. [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2017 Secured by Commercial Building [Member] Western U.S. [Member] LIBOR [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] 3.35% Mortgage Loan Payable Due 2023 Secured By Multi-Family Property [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] 3.35% Mortgage Loan Payable Due 2023 Secured By Multi-Family Property [Member] Western U.S. [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2022 Secured by Multi-Family Property [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2022 Secured by Multi-Family Property [Member] Western U.S. [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2022 Secured by Multi-Family Property [Member] Western U.S. [Member] Adjustable Rate [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] 4.19% Mortgage Loan Payable Due 2018 Secured By Multi-Family Property [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] 4.19% Mortgage Loan Payable Due 2018 Secured By Multi-Family Property [Member] Western U.S. [Member]		Dec. 31, 2012 Mortgage Loans Payable [Member] 6.75% Mortgage Loan Payable Due 2016 By Commerical Building [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] 6.75% Mortgage Loan Payable Due 2016 By Commerical Building [Member] Western U.S. [Member]		Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2014 Secured by Commerical Building [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2014 Secured by Commerical Building [Member] Western U.S. [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2014 Secured by Commerical Building [Member] Western U.S. [Member] LIBOR [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2013 Secured by Commerical Building/Warehouse [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2013 Secured by Commerical Building/Warehouse [Member] Western U.S. [Member]		Dec. 31, 2012 Mortgage Loans Payable [Member] Mortgage Loan Payable Due 2013 Secured by Commerical Building/Warehouse [Member] Western U.S. [Member] Prime Rate [Member]	Dec. 31, 2012 Mortgage Loans Payable [Member] 5.72% Mortgage Loan Payable Due 2013 Secured by Commerical Building [Member] Western U.S. [Member]		Dec. 31, 2011 Mortgage Loans Payable [Member] 5.72% Mortgage Loan Payable Due 2013 Secured by Commerical Building [Member] Western U.S. [Member]	Dec. 31, 2012 Notes Payable [Member]		Dec. 31, 2011 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member] Fifteen Percent Notes Payable Due 2013 [Member]		Dec. 31, 2011 Notes Payable [Member] Fifteen Percent Notes Payable Due 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 686,200	$ 320,100					$ 236,538	[1]	$ 30,748	[1]	$ 230,650	[1]	$ 30,748	[1]		$ 78,705	[1],[2]	[1],[2]		$ 27,988	[1]	[1]	$ 5,829	[1]	[1]	$ 29,000	[1]	[1]		$ 26,000	[1]	[1]	$ 23,475	[1]	[1]		$ 14,357	[1]	$ 14,357	[1]	$ 12,000	[1]	$ 12,000	[1]	$ 7,032	[1]	[1]		$ 4,391	[1]	$ 4,391	[1]		$ 1,873	[1]	[1]	$ 5,888	[1]	[1]	$ 5,888	[1]	[1]
Fixed rate																				4.71%	[1]		5.43%	[1]						3.35%							4.19%				6.75%													5.72%						15.00%
Basis spread on variable rate				5.00%															5.00%										2.00%							2.07%												3.50%					1.00%
Debt unamortized premium	2,263						2,263
Number of units					107
Additions to notes receivable	167,861	6,145	25,636		43,600
Mortgage loans payable							$ 234,275								$ 79,264
Note receivable, ownership percentage sold						50.00%

[1]	The mortgage loan payable balances include the unamortized debt premiums. Debt premiums represent the excess of the fair value of debt over the principal value of debt assumed in various acquisitions and are amortized into interest expense over the remaining term of the related debt in a manner that approximates the effective interest method. The unamortized loan premium as of December 31, 2012 was $2.3 million.
[2]	In December 2012, Kennedy Wilson acquired a loan secured by a shopping center and 107 residential units in the United Kingdom. At the time of acquisition, Kennedy Wilson invested $43.6 million of equity and borrowed $79.3 million in order to finance the transaction (see Note 4). As of December 31, 2012, both the note receivable and mortgage payable are consolidated on Kennedy Wilson's consolidated balance sheet. Subsequent to December 31, 2012, Kennedy Wilson sold a 50% interest in this investment to an institutional investo